CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
CASH FLOWS - OPERATING ACTIVITIES
Net profit (loss)	$ 104,895	$ (67,200)
Income and expense items not involving cash flows:
Depreciation and amortization	96,650	79,459
Financing expense associated with debentures series F	51	83,131
Effect of indexation, translation and fair value measurement on debt	8,101	11,356
Other expense (income), net	(4,362)	13
Gain from acquisition, net	(51,298)
Changes in assets and liabilities:
Trade accounts receivable	(10,435)	(15,585)
Other receivables and other current assets	(4,654)	(4,966)
Inventories	(15,524)	(4,455)
Trade accounts payable	10,273	(6,676)
Deferred revenue and customers' advances	23,324	5,968
Other current liabilities	9,241	23,270
Deferred tax liability, net	(7,039)	(13,104)
Nishiwaki's employees termination payments		(24,907)
Net cash provided by operating activities	159,223	66,304
CASH FLOWS - INVESTING ACTIVITIES
Investments in property and equipment, net	(111,856)	(66,561)
Deposits and other investments, net	29,600	(11)
Net cash used in investing activities	(82,256)	(66,572)
CASH FLOWS - FINANCING ACTIVITIES
Issuance of debentures, net	111,364
Exercise of warrants and options, net	6,241	5,654
Proceeds from long-term loan	10,000
Short-term bank debt	7,000
Debt repayment	(94,174)	(48,683)
TPSCo dividend to Panasonic	(2,563)
Net cash provided by (used in) financing activities	37,868	(43,029)
Effect of foreign exchange rate change	20,652	(1,367)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	135,487	(44,664)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	175,575	187,167
CASH AND CASH EQUIVALENTS - END OF PERIOD	311,062	142,503
NON-CASH ACTIVITIES
Investments in property and equipment	16,962	17,350
Conversion of debentures to share capital		162,346
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest	5,988	6,905
Cash paid during the period for income taxes	2,510	1,167
ACQUISTION OF SUBSIDIARY CONSOLIDATED FOR THE FIRST TIME, SEE ALSO NOTE 2A:
Working capital	10,775
Fixed assets	106,919
Intangible assets	2,799
Long-term liabilities	(28,021)
Total	92,472
Less:
Share capital	(40,000)
Gain from acquisition, excluding acquisition related costs	(52,472)
Cash from the acquisition of a subsidiary consolidated for the first time
Acquisition related costs	$ 1,174